Use of estimates and critical accounting judgements - Allowances (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Inventories	€ 2,242	€ 2,936
Financial assets	14,829	12,381
Other provisions	1,532	1,209
Level 3 | Fair value
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Financial assets	€ 727	€ 746
Percentage of total financial assets	7.00%	9.00%
Accumulated impairment
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Inventories	€ 480	€ 505	€ 521	€ 432